UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
  Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

       January 1, 2009 to December 31, 2011
       Date of Report (Date of earliest event reported) February 14, 2012

NORTH TEXAS HIGHER EDUCATION AUTHORITY, INC.
(Exact Name of Securitizer as specified in its charter)

       Commission File Number of securitizer:   None
       Central Index Key Number of securitizer: 0001542293
KATHRYN M. BRYAN, 817-265-9158
(Name and telephone number, including area code, of the person to contact in connection with this filing)
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)



Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties
 Disclosure
The reporting entity has nothing to report for the initial reporting period.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties
 Disclosure
Not Applicable.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1 Not Applicable.
SIGNATURES
       Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
       NORTH TEXAS HIGHER EDUCATION AUTHORITY, INC. (Securitizer)

By:
Name:  	Kathryn M. Bryan
Title:    Executive Director


Date:  February 14, 2012


4817-3847-8862.1

4817-3847-8862.1